UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-9142
THE NAVELLIER PERFORMANCE FUNDS
One East Liberty, Third Floor
Reno, Nevada 89501
1-800-887-8671
SAMUEL KORNHAUSER
LAW OFFICES OF SAMUEL KORNHAUSER
155 Jackson Street, Suite 1807
San Francisco, California 94111
Registrant’s telephone number, including area code: (800) 887-8671
Date of Fiscal Year End: December 31
Date of Reporting Period: July 1, 2009 — September 30, 2009

PORTFOLIO OF INVESTMENTS
Navellier Fundamental 'A' Portfolio	September 30, 2009 (unaudited)

		Market
Shares		Value
COMMON STOCKS - 98.0%
Consumer Discretionary - 8.6%
9,904	Carter's, Inc. *	$264,437
10,600	Fuqi International, Inc. *	310,368
10,620	Papa John's International, Inc. *	260,933
25,655	Sturm Ruger & Co., Inc.	331,976
		1,167,714

Consumer Staples - 19.3%
67,355	Alliance One International, Inc. *	301,751
6,835	American Italian Pasta Co. - Class A *	185,775
5,200	Companhia de Bebidas das Americas (AmBev) ADR	427,752
39,900	Del Monte Foods Co.	462,042
6,200	Dollar Tree, Inc. *	301,816
8,405	Green Mountain Coffee Roasters, Inc. *	620,625
6,515	Lancaster Colony Corp.	334,024
		2,633,785
Energy - 5.1%
27,900	Cal Dive International, Inc. *	275,931
13,545	Dresser-Rand Group, Inc. *	420,843
		696,774
Financials - 2.3%
14,100	Knight Capital Group, Inc. - Class A *	306,675

Health Care - 18.2%
5,940	Almost Family, Inc. *	176,715
8,425	Amedisys, Inc *	367,583
15,325	American Medical Systems Holdings, Inc. *	259,299
24,300	Chindex International, Inc. *	305,694
8,570	Emergency Medical Services Corp. - Class A *	398,505
15,200	Hi -Tech Pharmacal Co., Inc. *	341,088
15,100	Medifast, Inc. *	327,972
6,400	SXC Health Solutions Corp. *	299,456
		2,476,312
Industrials - 9.5%
44,100	Great Lakes Dredge & Dock Co.	307,818
6,000	Joy Global, Inc.	293,640
6,395	TransDigm Group, Inc.*	318,535
4,415	Valmont Industries, Inc.	376,069
		1,296,062
Information Technology - 30.0%
8,875	Advent Software, Inc. *	357,219
20,500	ArcSight, Inc. *	493,435
7,160	BMC Software, Inc. *	268,715
7,750	Dolby Laboratories, Inc. - Class A *	295,972
21,200	Genpact Ltd. *	260,760
8,479	Metavante Technologies, Inc. *	292,356
10,265	NetEase.com, Inc. ADR *	468,905
9,290	Pegasystems, Inc.	320,784
6,800	Perfect World Co. Ltd. ADR *	327,080
6,160	Shanda Interactive Entertainment Ltd. ADR *	315,392
10,900	Tessera Technologies, Inc. *	304,001
12,830	Wright Express Corp. *	378,613
		4,083,232
Materials - 3.0%
8,600	Rock- Tenn Co. - Class A	405,146

Utilities - 2.0%
9,657	NRG Energy, Inc. *	272,231

Total Common Stocks
(Cost $11,591,427)		13,337,931

MONEY MARKET FUNDS - 1.6%
218,860	JPMorgan 100% U.S. Treasury Securities Money Market Fund, (Cost $218,860)	218,860

Total Investments - 99.6% (Cost $11,810,287)		13,556,791

Other Assets in Excess of Liabilities - 0.4%		56,791

Net Assets - 100.0%		$13,613,582

*	Non-Income producing.

ADR - American Depositary Receipts

See Notes to Portfolio of Investments

NAVELLIER PERFORMANCE FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2009 (Unaudited)

The Navellier Performance Funds (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end investment company that offers its shares in a no-load non-diversified portfolio. The Fund’s objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of one portfolio, the Fundamental ‘A’ Portfolio (the “Portfolio”).  The Portfolio is a non-diversified open-end management company portfolio.

Security Valuation – Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges.  Over-the-Counter securities are valued at the last sales price.  All other securities and assets are valued at their fair value as determined in good faith by the investment advisor subject to the approval of the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Trustees. Debt securities with maturities of 60 days or less are valued at amortized cost.

The Fund has adopted FASB ASC 820, “Fair Value Measurements.”  Fair Value Measurements establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Fair Value Measurements applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Portfolios’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

NAVELLIER PERFORMANCE FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

Level 1-
Quoted
Prices
Investments in Securities:
(Assets)
Common Stock *	$13,337,931
Money Market Mutual Funds	218,860

*  All equity securities are classified as Level 1.  See Portfolio of Investments for industry classification.

The Portfolio had no securities classified as Level 2 or Level 3 at September 30, 2009.

Security Transactions – Security transactions are recorded on the trade date (the date the order to buy or sell is executed).  Realized gain and loss from securities transactions are computed on an identified cost basis.

Federal Tax Information – As of September 30, 2009, the Fund’s federal tax cost of investment securities was $11,820,857 resulting in net unrealized appreciation of $1,735,934 derived from $1,971,781 of gross unrealized appreciation less $235,847 of gross unrealized depreciation.

Subsequent Events  – The Fund evaluated subsequent events from September 30, 2009, the date of this report through November XX, 2009, the date of this report was issued and available.  There were no subsequent events to report that would have a material impact on the Fund’s Portfolio of Investments.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 4, 2009	THE NAVELLIER PERFORMANCE FUNDS
	By:	/s/ Louis G. Navellier
Louis G. Navellier
Chief Executive Officer

	By:	/s/ Arjen Kuyper
Arjen Kuyper
Chief Financial Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 4, 2009	By:	/s/ Louis G. Navellier
Louis G. Navellier
Chief Executive Officer

Date: November 4, 2009	By:	/s/ Arjen Kuyper
Arjen Kuyper
Chief Financial Officer